Postretirement Benefits Health Trend (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 25, 2010
Canada Other Postretirement Benefits [Member]
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Effect on total of service and interest cost compenents, one-percent point increase (unfavorable)	(1.2)
Effect on total of service and interest cost compenents, one-percent point decrease favorable	1.1
Effect on postretirement benefit obligation, one-percent point increase (unfavorable)	(18.1)
Effect on postretirement benefit obligation, one-percent point decrease favorable	16.6
Canada Other Postretirement Benefits [Member] | Minimum
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	8.00%	9.00%
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate	2012	2011
Canada Other Postretirement Benefits [Member] | Maximum
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	5.00%	5.00%
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate	2018	2018
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Effect on total of service and interest cost compenents, one-percent point increase (unfavorable)	0
Effect on total of service and interest cost compenents, one-percent point decrease favorable	0
Effect on postretirement benefit obligation, one-percent point increase (unfavorable)	(0.3)
Effect on postretirement benefit obligation, one-percent point decrease favorable	0.3
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Minimum
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	8.00%	8.00%
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate	2011	2011
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Maximum
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	5.00%	5.00%
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate	2028	2028